Victory High Income Fund Investment Objectives and Goals - Victory High Income Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory High Income Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory High Income Fund (the “Fund”) seeks to provide an attractive total return primarily through high current income and secondarily through capital appreciation.
Objective, Secondary [Text Block]	secondarily through capital appreciation